Stock-Based Compensation (Schedule Of Weighted Average Fair Value Per Share For Stock Options Granted) (Detail)	12 Months Ended
	Mar. 31, 2012 Year	Mar. 31, 2011 Year	Mar. 31, 2010 Year
Stock-Based Compensation [Abstract]
Expected dividend yield	0.40%	1.60%	2.60%
Risk free interest rate	0.50%	0.20%	0.50%
Volatility	49.30%	45.40%	45.30%
Expected life, years	3.1	3.9	3.8